Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2013
Pension Costs of Plan
The pension costs of this plan are presented in the following tables in accordance with the requirements of ASC 715-60, Defined Benefit Plans – Other Postretirement. The plan has been closed to new entrants with effect from July 1, 2003.

Change in benefit obligation	December 31, 2013	December 31, 2012
	(in thousands)
Benefit obligation at beginning of year	$22,527	$19,924
Service cost	251	242
Interest cost	1,005	964
Plan participants’ contributions	75	101
Benefits paid	(105)	(237)
Actuarial loss	680	405
Foreign currency exchange rate changes	525	1,128

Benefit obligation at end of year	$24,958	$22,527

Change in plan assets	December 31, 2013	December 31, 2012
	(in thousands)
Fair value of plan assets at beginning of year	$17,807	$15,021
Actual return on plan assets	2,916	1,810
Employer contributions	224	239
Plan participants’ contributions	75	101
Benefits paid	(105)	(237)
Foreign currency exchange rate changes	505	873

Fair value of plan assets at end of year	$21,422	$17,807

Funded Status
Funded status	December 31, 2013	December 31, 2012
	(in thousands)
Projected benefit obligation	$(24,958)	$(22,527)
Fair value of plan assets	21,422	17,807

Funded status	$(3,536)	$(4,720)

Non-current other liabilities	$(3,536)	$(4,720)

Components of Net Periodic Benefit Cost
The following amounts were recorded in the consolidated statement of operations as components of the net periodic benefit cost:

	December 31, 2013	December 31, 2012	December 31, 2011
	(in thousands)
Service cost	$251	$242	$212
Interest cost	1,005	964	931
Expected return on plan assets	(983)	(895)	(1,141)
Amortization of net loss	130	179	-

Net periodic benefit cost	$403	$490	$2

Amounts Recognized In Accumulated Other Comprehensive Income Which Have Not Yet Been Recognized as Components Of Net Periodic Benefit Cost
Amounts recognized in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit cost are as follows:

	December 31, 2013	December 31, 2012	December 31, 2011
	(in thousands)
Net actuarial loss	$1,988	$3,371	$4,060

Total	$1,988	$3,371	$4,060

Assumptions Used in Calculating Pension Benefit Obligations	The following assumptions were used in determining the benefit obligation at December 31, 2013:
	December 31,	December 31,
	2013	2012
Discount rate	4.7%	4.6%
Rate of compensation increase	4.0%	3.4%

Expected Long Term Rates of Return on Different Asset Classes	The expected long term rates of return on different asset classes are as follows:
Asset Category	Expected long-term return per annum
Equity	6.6%
Bonds	4.7%

Underlying Asset Split of Fund	The underlying asset split of the fund is shown below.
Asset Category	December 31, 2013	December 31, 2012
Equity	70%	90%
Bonds	30%	10%
	100%	100%

Annual Benefit Payments which Reflect Expected Future Service
The following annual benefit payments, which reflect expected future service as appropriate, are expected to be paid.

(in thousands)

2013	$108
2014	108
2015	108
2016	108
2017	108
Years 2018 - 2022	$538

Pension Plans, Defined Benefit
Assumptions Used in Calculating Net Periodic Benefit Cost
The following assumptions were used at the commencement of the year in determining the net periodic pension benefit cost for the years ended December 31, 2011, December 31, 2012 and December 31, 2013:

	December 31,	December 31,	December 31,
	2013	2012	2011
Discount rate	4.6%	4.7%	5.4%
Rate of compensation increase	3.4%	3.5%	4.0%
Expected rate of return on plan assets	5.7%	5.8%	7.1%

Accumulated other comprehensive income	December 31, 2013	December 31, 2012	December 31, 2011
	(in thousands)
Actuarial loss - benefit obligation	$680	$405	$2,621
Actuarial (gain)/loss – plan assets	(1,933)	(915)	1,744
Actuarial gain recognized in net periodic benefit cost	(130)	(179)	-

Total	$(1,383)	$(689)	$4,365

Fair Value, Inputs, Level 1
Plan Asset Fair Value Measurements
Plan Asset Fair Value Measurements

Quoted Prices in Active Markets for Identical Assets
Level 1
(in thousands)

Cash	$58

Fixed Income Securities
Legal and General Active Corporate Bond – Over 10 Year	5,788

Other Types of Investments
Baillie Gifford Diversified Growth Fund	8,452
Standard Life Global Absolute Return Strategies	7,124

$21,422